[LETTERHEAD OF INVESCO CAPITAL MARKETS INC.]

September 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Invesco Unit Trusts, Taxable Income Series 634

File No. (333-228240) (CIK No. 0001686054)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on September 17, 2020.

Very truly yours,

/s/ CRAIG S. FALDUTO

Craig S. Falduto

Executive Director, Investment Research

Invesco Capital Markets, Inc.